Operating Segments - Revenue and Non-current Assets by Geographic Area (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of geographical areas [line items]
Revenue	₩ 68,986,938	₩ 73,459,408	₩ 77,056,549
Non-current assets	49,477,974	46,577,548
Domestic [member]
Disclosure of geographical areas [line items]
Non-current assets	34,594,834	33,512,812
Japan [member]
Disclosure of geographical areas [line items]
Non-current assets	126,582	131,086
China [member]
Disclosure of geographical areas [line items]
Non-current assets	1,074,438	1,140,136
Indonesia [Member]
Disclosure of geographical areas [line items]
Non-current assets	3,416,737	3,036,954
Asia-other [member]
Disclosure of geographical areas [line items]
Non-current assets	1,950,162	1,698,956
North America [member]
Disclosure of geographical areas [line items]
Non-current assets	2,400,911	1,857,787
Europe [Member]
Disclosure of geographical areas [line items]
Non-current assets	324,813	302,775
Other countries [member]
Disclosure of geographical areas [line items]
Non-current assets	5,589,497	4,897,042
External customers [member]
Disclosure of geographical areas [line items]
Revenue	(107,948)	771,265	(70,648)
Reportable segments [member]
Disclosure of geographical areas [line items]
Revenue	117,240,806	125,013,953	127,080,006
Reportable segments [member] | External customers [member]
Disclosure of geographical areas [line items]
Revenue	69,094,886	72,688,143	77,127,197
Reportable segments [member] | External customers [member] | Domestic [member]
Disclosure of geographical areas [line items]
Revenue	42,516,707	45,960,140	50,658,510
Reportable segments [member] | External customers [member] | Japan [member]
Disclosure of geographical areas [line items]
Revenue	2,590,102	2,814,631	2,691,788
Reportable segments [member] | External customers [member] | China [member]
Disclosure of geographical areas [line items]
Revenue	5,160,583	5,737,686	6,152,191
Reportable segments [member] | External customers [member] | Indonesia [Member]
Disclosure of geographical areas [line items]
Revenue	2,873,999	3,156,962	3,422,647
Reportable segments [member] | External customers [member] | Asia-other [member]
Disclosure of geographical areas [line items]
Revenue	7,751,121	7,382,157	7,287,382
Reportable segments [member] | External customers [member] | North America [member]
Disclosure of geographical areas [line items]
Revenue	2,780,769	2,504,563	2,095,705
Reportable segments [member] | External customers [member] | Europe [Member]
Disclosure of geographical areas [line items]
Revenue	3,065,738	2,743,528	2,468,508
Reportable segments [member] | External customers [member] | Other countries [member]
Disclosure of geographical areas [line items]
Revenue	₩ 2,355,867	₩ 2,388,476	₩ 2,350,466